Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Necessary reduction in deferred tax assets as valuation allowance	$ (99,668,104)	$ (67,896,809)
Change in the valuation allowance for the current year	31,800,000
Percent of tax benefits recognized upon the ultimate settlement	50.00%
2012 through 2030 [Member]
Accumulated operating loss carryforwards	$ 75,000,000